AMG Managers Fairpointe Mid Cap Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2020
	Shares	Value
Common Stocks - 97.5%
Communication Services - 16.2%
Cars.com, Inc.*	1,619,867	$13,153,320
Lions Gate Entertainment Corp., Class A*	1,830,900	14,024,694
Lions Gate Entertainment Corp., Class B*	233,450	1,659,829
Meredith Corp.	993,510	14,266,804
The New York Times Co., Class A	215,895	9,961,395
Scholastic Corp.	533,319	12,762,324
TEGNA, Inc.	1,595,800	18,798,524

Total Communication Services		84,626,890
Consumer Discretionary - 16.9%
Adtalem Global Education, Inc.*	400,431	13,750,801
Cooper Tire & Rubber Co.	466,000	14,473,960
Lear Corp.	107,100	11,821,698
LKQ Corp.*	455,300	12,834,907
Magna International, Inc. (Canada)	291,000	13,435,470
Mattel, Inc.*	1,662,000	18,464,820
Whirlpool Corp.	24,400	3,980,128

Total Consumer Discretionary		88,761,784
Consumer Staples - 8.4%
Bunge, Ltd.	318,500	13,835,640
Hormel Foods Corp.	223,900	11,387,554
Molson Coors Beverage Co., Class B	495,900	18,606,168

Total Consumer Staples		43,829,362
Financials - 9.3%
The Charles Schwab Corp.	351,400	11,648,910
Cincinnati Financial Corp.	156,010	12,157,859
Northern Trust Corp.	177,000	13,867,950
Raymond James Financial, Inc.	159,800	11,102,904

Total Financials		48,777,623
Health Care - 10.7%
Agilent Technologies, Inc.	174,300	16,790,319
Patterson Cos., Inc.	72,300	1,920,288
Quest Diagnostics, Inc.	75,500	9,593,785
Varex Imaging Corp.*	525,860	8,245,485
Varian Medical Systems, Inc.*	87,000	12,416,640
Waters Corp.*	34,500	7,353,675

Total Health Care		56,320,192
	Shares	Value
Industrials - 12.1%
Copa Holdings, S.A., Class A (Panama)	194,800	$8,072,512
Donaldson Co., Inc.	285,115	13,782,459
Hexcel Corp.	306,280	11,424,244
Pentair PLC (United Kingdom)	271,900	11,650,915
Werner Enterprises, Inc.	103,900	4,570,041
Westinghouse Air Brake Technologies Corp.	227,209	14,130,128

Total Industrials		63,630,299
Information Technology - 22.3%
Akamai Technologies, Inc.*	114,700	12,896,868
Check Point Software Technologies, Ltd. (Israel)*	98,750	12,378,313
Corning, Inc.	543,900	16,860,900
Cree, Inc.*	165,505	11,406,605
Juniper Networks, Inc.	781,000	19,821,780
National Instruments Corp.	394,300	13,997,650
Nokia Oyj ADR (Finland)	2,632,700	12,584,306
Teradata Corp.*	667,100	14,009,100
Unisys Corp.*	222,278	2,642,885

Total Information Technology		116,598,407
Materials - 1.6%
Domtar Corp.	393,800	8,265,862

Total Common Stocks (Cost $496,041,576)		510,810,419
Short-Term Investments - 2.8%
Other Investment Companies - 2.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.07%[1]	4,904,845	4,904,845
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%[1]	4,904,845	4,904,845
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.11%[1]	5,053,476	5,053,476

Total Short-Term Investments (Cost $14,863,166)		14,863,166
Total Investments - 100.3% (Cost $510,904,742)		525,673,585
Other Assets, less Liabilities - (0.3)%		(1,586,775)
Net Assets - 100.0%		$524,086,810

*	Non-income producing security.
[1]	Yield shown represents the July 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG Managers Fairpointe Mid Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$510,810,419	—	—	$510,810,419
Short-Term Investments
Other Investment Companies	14,863,166	—	—	14,863,166
Total Investments in Securities	$525,673,585	—	—	$525,673,585

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2020, there were no transfers in or out of Level 3.